Trade and other receivables - Ageing of trade receivables and provision for impairment (Details) - Trade receivables - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross
Trade and other receivables
Financial assets	£ 705	£ 692
Gross | Not due
Trade and other receivables
Financial assets	288	286
Gross | Overdue by less than 1 month
Trade and other receivables
Financial assets	170	158
Gross | Overdue by between 1 and 3 months
Trade and other receivables
Financial assets	122	111
Gross | Overdue by between 3 and 6 months
Trade and other receivables
Financial assets	54	56
Gross | Overdue by between 6 and 12 months
Trade and other receivables
Financial assets	39	36
Gross | Overdue by more than 12 months
Trade and other receivables
Financial assets	32	45
Accumulated impairment
Trade and other receivables
Financial assets	(65)	(70)	£ (70)	£ (50)
Accumulated impairment | Not due
Trade and other receivables
Financial assets		(3)
Accumulated impairment | Overdue by less than 1 month
Trade and other receivables
Financial assets	(1)	(3)
Accumulated impairment | Overdue by between 1 and 3 months
Trade and other receivables
Financial assets	(3)	(5)
Accumulated impairment | Overdue by between 3 and 6 months
Trade and other receivables
Financial assets	(11)	(9)
Accumulated impairment | Overdue by between 6 and 12 months
Trade and other receivables
Financial assets	(20)	(15)
Accumulated impairment | Overdue by more than 12 months
Trade and other receivables
Financial assets	£ (30)	£ (35)